CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares
Current liabilities	¥ 2,161,505	$ 304,441	¥ 2,255,725
Non-current liabilities	¥ 138,250	$ 19,472	¥ 127,884
Class A ordinary shares
Common stock, par value | $ / shares		$ 0.0001		$ 0.0001
Common stock, shares authorized	750,000,000	750,000,000	750,000,000
Common stock, shares issued	82,696,852	82,696,852	89,401,484
Common stock, shares outstanding	82,696,852	82,696,852	89,401,484
Class B ordinary shares
Common stock, par value | $ / shares		$ 0.0001		$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	150,386,517	150,386,517	150,386,517
Common stock, shares outstanding	150,386,517	150,386,517	150,386,517
VIEs | Nonrecourse
Current liabilities | ¥	¥ 984,742		¥ 992,531
Non-current liabilities | ¥	¥ 63,580		¥ 89,070